Business transactions	12 Months Ended
Dec. 31, 2018
Disclosure Of Business transactions [Abstract]
Disclosure Of Business Transactions Explanatory [Text Block]
Note
35	Business transactions

35.1 General

Acquisition of Non-controlling interest in Colombia and Chile’s business from LG International

On 28 November 2018, GeoPark executed an agreement to acquire the LG International Corporation (“LGI”) interest in GeoPark’s Colombian and Chilean operations and subsidiaries.

The acquisition price includes a fixed payment of US$ 81,000,000 paid at closing, plus two equal installments of US$ 15,000,000 each, to be paid in June 2019 and June 2020. Additionally, three contingent payments of US$ 5,000,000 each could be payable over the next three years, subject to certain production thresholds being exceeded.

Through this transaction, GeoPark acquired the shares that used to be held by LGI representing 20% equity interest in GeoPark Colombia Coöperatie U.A., 20% equity interest in GeoPark Chile S.A. and 14% equity interest in GeoPark TdF S.A. In addition to that, the outstanding amount corresponding to advanced cash call payments granted in the past by LGI to GeoPark Chile S.A. for financing Chilean operations in TdF’s blocks were considered as part of the transaction.

The transaction mentioned above has been accounted for as a transaction with non-controlling interest in accordance with IFRS 10. Consequently, the difference between the amount by which the non-controlling interest was stated and the fair value of the consideration paid was recognized directly in Equity and attributed to the owners of the Company.

The following table summarizes the result of this transaction:

Amounts in US$ '000	Total
Cash	81,000
Additional installments to be paid	29,427
Total consideration	110,427
Equity attributable to non-controlling interest	64,245
Trade and other payables	32,786
Total book value of the transaction	97,031
Result of the transaction recognized in Equity	13,396

35.2 Colombia

Sale of La Cuerva and Yamu Blocks

On 2 November 2018, GeoPark executed a purchase and sale agreement to sell its 100% working interest in the La Cuerva and Yamu Blocks, in Colombia. The total consideration is US$ 18,000,000, plus a contingent payment of US$ 2,000,000 (depending on the oil price performance) and subject to working capital adjustments. As of the date of these Consolidated Financial Statements, GeoPark has collected an advance payment of US$ 9,000,000. Closing of the transaction is subject to customary regulatory approvals, which are expected to occur during 2019.

The following table summarizes the book value of the assets and liabilities related to these blocks as of 31 December 2018:

Amounts in US$ '000	Total
Property, plant and equipment (a)	15,530
Inventories	1,033
Other assets (a)	7,756
Provision for other long-term liabilities (b)	(8,610)
Other liabilities (b)	(1,664)
Total identifiable net assets	14,045

(a)	Classified as “Assets held for sale”.

(b)	Classified as “Liabilities associated with assets held for sale”.

Zamuro Farm-in agreement

GeoPark executed a farm-in agreement to drill the Zamuro exploration prospect, which is located in the Llanos 32 Block (GeoPark non-operated, 12.5% WI). The farm-in agreement provided for the drilling of an exploration well to be funded by GeoPark and, in the event of a commercial discovery, GeoPark would increase its economic interest to 56.25% in the Zamuro field area. The well was spudded with unsuccessful results during 2018.

Acquisition of Tiple Block

GeoPark executed a joint operation agreement related to certain exploration activities in an exploration acreage (“Tiple Block Acreage”) in the Llanos Basin in Colombia, through a partnership with CEPSA Colombia S.A. (a subsidiary of CEPSA SAU, the Spanish integrated energy and petrochemical company). The agreement provided for GeoPark to drill one exploration well, which was spudded with unsuccessful results during 2018.

Incremental interest in Llanos 32 Block

On 22 August 2017, GeoPark acquired an additional 2.5% interest in the Llanos 32 Block. No gain or loss has been generated by this transaction.

35.3 Argentina

Acquisition of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks

On 27 March 2018, GeoPark acquired a 100% working interest and operatorship of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks, which are located in the Neuquen Basin, for a total consideration of US$ 52,000,000, less a working capital adjustment of US$ 3,150,000. The Group has estimated that there are no any future contingent payments at the acquisition date and as of the date of these consolidated financial statements either.

In accordance with the acquisition method of accounting, the acquisition cost was allocated to the underlying assets acquired and liabilities assumed based primarily upon their estimated fair values at the date of acquisition. An income approach (being the net present value of expected future cash flows) was adopted to determine the fair values of the mineral interest. Estimates of expected future cash flows reflect estimates of projected future revenues, production costs and capital expenditures based on our business model.

The following table summarizes the combined consideration paid for the acquired blocks and the final allocation of fair value of the assets acquired and liabilities assumed for the abovementioned transaction:

Amounts in US$ '000	Total
Cash (a)	48,850
Total consideration	48,850
Property, plant and equipment (including mineral interest)	54,929
Inventories	3,659
Provision for other long-term liabilities	(9,738)
Total identifiable net assets	48,850

(a)
In December 2017, GeoPark granted a security deposit of US$ 15,600,000. In March 2018, the Group completed the total consideration with an additional payment of US$ 36,400,000. In September 2018, Geo-Park collected a working capital adjustment of US$ 3,150,000.

In accordance with disclosure requirements for business combinations, the Group has calculated its consolidated revenue and profit, considering as if the mentioned acquisition had occurred at the beginning of the reporting period.

The following table summarizes both results:

Amounts in US$ '000	2018
Revenue	612,401
Profit for the period	102,873

The revenue included in the consolidated statement of comprehensive income since acquisition date contributed by the acquired business is US$ 35,879,000. The acquired business has also contributed profit of US$ 124,000 over the same period.

As a consequence of this transaction, the Group considers that there is sufficient evidence of future taxable profits to offset tax losses and recognize a deferred tax asset for US$ 1,346,000 in respect of tax losses from previous years which can be utilised against future taxable profit.

Los Parlamentos Block

In June 2018, GeoPark acquired a 50% working interest in the Los Parlamentos exploratory block in partnership with YPF S.A. (YPF), the largest oil and gas producer in Argentina. In accordance with the partnership agreement, YPF assumed the operationship of the block and GeoPark assumed a commitment to fund its 50% working interest of one exploratory well and additional 3D seismic, which amounts to US$ 6,000,000 at GeoPark’s working interest, over the next three years.

35.4 Peru

Entry in Peru

The Group has executed a Joint Investment Agreement and Joint Operating Agreement with Petróleos del Peru S.A. (“Petroperu”) to acquire an interest in and operate the Morona Block located in northern Peru. GeoPark will assume a 75% working interest (“WI”) of the Morona Block, with Petroperu retaining a 25% WI. The transaction has been approved by the Board of Directors of both Petroperu and GeoPark. The agreement was subject to Peru regulatory approval, which was completed on 1 December 2016 following the issuance of Supreme Decree 031-2016-MEM.

The Morona Block, also known as Lote 64, covers an area of 1.9 million acres on the western side of the Marañón Basin, one of the most prolific hydrocarbon basins in Peru. It contains the Situche Central oil field, which has been delineated by two wells (with short-term tests of approximately 2,400 and 5,200 bopd of 35-36° API oil each) and by 3D seismic.

In accordance with the terms of the agreement, GeoPark has committed to carry Petroperu on a work program that provides for testing and start-up production of one of the existing wells in the field, subject to certain technical and economic conditions being met. During 2017, GeoPark recognized an initial consideration owed to Petroperu of US$ 10,684,000. In 2018, after GeoPark’s review and approval of supporting documentation, the consideration was reduced in US$ 806,000, resulting in a total amount of US$ 9,878,000. This amount will be offset by the Petroperu’s interest in the operation expenses to be incurred by GeoPark in the block. Expected capital expenditures in 2019 for the Morona Block are mainly related to flexible pipeline installation, temporary access road, location conditioning and Morona Camp dock revamping. These activities are subject to the approval of the Environmental Impact Study, which is under review by the local authority as of the date of these consolidated financial statements.